Deferred Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Detailed Information About Deferred Revenue [Abstract]
Summary of detailed information about deferred revenue

	June 30, 2022	December 31, 2021
Balance, January 1	$84,614	$35,409
Cash received in advance of revenue recognition	178,295	167,956
Revenue subsequently recognize d	(147,661)	(118,438)
Currency translation effects	1,688	(313)

Closing balance	$116,936	$84,614

December 31,	2021	2020
Balance, January 1	$35,409	$89,409
Cash received in advance of revenue recognition	167,956	247,100
Revenue subsequently recognized	(118,438)	(306,334)
Currency translation effects	(313)	5,234

	$84,614	$35,409